Technology and content expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Technology and content expense	$ 41,528	$ 52,411	$ 36,697
Percentual decrease in expenses (as a percent)	20.80%
Technology and content expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff Costs	$ 17,425	25,233	14,968
Technology license and maintenance expenses	24,103	27,178	21,729
Technology and content expense	$ 41,528	$ 52,411	$ 36,697